UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Scout Capital Management, LLC
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Address:   153 E 53rd
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           48th Floor
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           New York, New York 10022
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ilan Mandel
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Title:     Chief Financial Officer
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Phone:     (212) 508-7032
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Signature, Place, and Date of Signing:


       /s/ Ilan Mandel          New York, New York   November 8, 2002
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              9
                                               -------------

Form 13F Information Table Value Total:         44,868
                                               -------------
                                                (thousands)

           UNIT
SYMBOL  DESCRIPTION                   CUSIP         SHR/FACE       TOTAL VALUE

ABG     ASBURY AUTOMOTIVE GROUP INC    43436104     215,500.00   $ 1,885,625.00
CAKE    CHEESECAKE FACTORY INC        163072101     120,000.00   $ 3,579,600.00
CHS     CHICOS FAS INC                168615102     425,000.00   $ 6,770,250.00
C       CITIGROUP INC                 172967101     148,000.00   $ 4,388,200.00
GPRO    GEN-PROBE INC NEW             36866T103     120,000.00   $ 2,042,400.00
ARB     ARBITRON INC                  03875Q108     210,000.00   $ 7,161,000.00
CCU     CLEAR CHANNEL COMMUNICATIONS  184502102     125,000.00   $ 4,343,750.00
UVN     UNIVISION COMMUNICATIONS INC  914906102     200,000.00   $ 4,560,000.00
VIAB    VIACOM INC CL B               925524308     250,000.00   $10,137,500.00
                                                  ------------   --------------
                                                  1,813,500.00   $44,868,325.00